Eaton Vance Management

Two International Place

Boston, MA 02110

(617) 482-8260

www.eatonvance.com

July 7, 2020

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Office of Filings, Information & Consumer Services

RE:	Eaton Vance Growth Trust (File Nos. 811-01241 and 002-22019) on behalf of its series Eaton Vance Focused Growth Opportunities Fund
Eaton Vance Mutual Funds Trust (File Nos. 811-04015 and 002-90946) on behalf of its series Eaton Vance Tax-Managed Multi-Cap Growth Fund
Eaton Vance Special Investment Trust (File Nos. 811-01545 and 002-27962) on behalf of its series Eaton Vance Growth Fund
(collectively the “Registrants” and the “Funds”, respectively)

Ladies and Gentlemen:

On behalf of the above-referenced Registrants on behalf of their respective Funds, transmitted herewith, pursuant to Rule 14a-6 under the Securities Exchange Act of 1934 and Regulation S-T, are preliminary copies of the Shareholder Letter, Notice of Meeting, Proxy Statement and form of Proxy (“proxy materials”) regarding a Special Joint Meeting of Shareholders to be held on September 17, 2020. The shareholders are being asked to consider the following proposal:

1.	Approve a change in each Fund’s diversification status from diversified to non-diversified, as such terms are defined under the Investment Company Act of 1940, as amended (the “1940 Act”). This proposal applies to the respective shareholders of each Fund; and

2.	To consider and act upon any other matters which may properly come before the meeting and any adjourned session thereof.

We would appreciate receiving the Staff's comments, if any, as soon as possible so that the definitive proxy materials can be printed.

If you have any questions or comments concerning the foregoing or the enclosed, kindly call me at (617) 672-8117.

Very truly yours,

/s/ Katherine Campbell

Katherine Campbell, Esq.

Assistant Vice President